Loans, net - Summary of classification of direct loan portfolio (Detail) - PEN (S/)	Dec. 31, 2022	Dec. 31, 2021
Summary of loans receivables [line Items]
Direct loans	S/ 5,048,978,000	S/ 6,266,601,000
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	47,025,350,000	44,688,222,000
Gross carrying amount [member] | Commercial loans [member]
Summary of loans receivables [line Items]
Direct loans	21,412,126,000	22,118,918,000
Gross carrying amount [member] | Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	14,967,799,000	12,514,499,000
Gross carrying amount [member] | Mortgage loans [member]
Summary of loans receivables [line Items]
Direct loans	9,286,944,000	8,552,304,000
Gross carrying amount [member] | Small and micro-business loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,358,481,000	S/ 1,502,501,000